Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30	$1,962	$1,947,141
Omnicom Group Inc.
2.45%, 04/30/30	1,697	1,491,582
4.20%, 06/01/30	1,632	1,580,236
		5,018,959
Aerospace & Defense — 2.0%
Boeing Co. (The)
2.95%, 02/01/30	2,170	1,909,288
5.15%, 05/01/30	11,236	11,064,001
General Dynamics Corp., 3.63%, 04/01/30	2,910	2,784,852
Lockheed Martin Corp., 1.85%, 06/15/30	1,395	1,203,234
Northrop Grumman Corp., 4.40%, 05/01/30	1,972	1,946,232
RTX Corp., 2.25%, 07/01/30	2,633	2,304,727
		21,212,334
Agriculture — 1.9%
Altria Group Inc., 3.40%, 05/06/30	2,115	1,956,187
Archer-Daniels-Midland Co., 3.25%, 03/27/30	2,196	2,047,033
BAT Capital Corp.
4.91%, 04/02/30	2,605	2,594,948
6.34%, 08/02/30	2,533	2,698,522
Philip Morris International Inc.
1.75%, 11/01/30	1,989	1,666,072
2.10%, 05/01/30	1,887	1,639,496
5.13%, 02/15/30	5,470	5,561,228
5.50%, 09/07/30	1,870	1,937,089
		20,100,575
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30	1,527	1,351,800
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	801	744,599
		2,096,399
Apparel — 0.9%
NIKE Inc., 2.85%, 03/27/30(a)	3,698	3,400,168
Ralph Lauren Corp., 2.95%, 06/15/30	1,713	1,561,127
Tapestry Inc., 7.70%, 11/27/30(a)	2,560	2,712,175
VF Corp., 2.95%, 04/23/30(a)	2,080	1,778,193
		9,451,663
Auto Manufacturers — 2.8%
American Honda Finance Corp.
4.60%, 04/17/30(a)	1,905	1,907,212
5.85%, 10/04/30(a)	1,284	1,364,771
Cummins Inc., 1.50%, 09/01/30	1,955	1,640,235
Ford Motor Co., 9.63%, 04/22/30	1,070	1,263,352
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	4,170	3,786,886
7.20%, 06/10/30(a)	2,340	2,499,419
7.35%, 03/06/30(a)	3,110	3,332,902
General Motors Financial Co. Inc.
3.60%, 06/21/30(a)	3,025	2,778,455
5.85%, 04/06/30(a)	2,560	2,644,510
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	1,999	1,765,186
3.38%, 04/01/30	2,565	2,410,560
4.55%, 05/17/30	1,770	1,766,402
5.55%, 11/20/30(a)	2,840	2,979,936
		30,139,826
Security	Par (000)	Value

Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30(a)	$1,107	$1,021,019
Magna International Inc., 2.45%, 06/15/30(a)	1,976	1,749,140
		2,770,159
Banks — 7.0%
Banco Santander SA
2.75%, 12/03/30	3,794	3,241,724
3.49%, 05/28/30	2,644	2,428,627
Bank of Nova Scotia (The), 4.85%, 02/01/30(a)	3,567	3,580,314
BankUnited Inc., 5.13%, 06/11/30	702	656,687
Citizens Financial Group Inc.
2.50%, 02/06/30	944	818,432
3.25%, 04/30/30(a)	1,985	1,793,490
Discover Bank, 2.70%, 02/06/30	1,302	1,145,644
First Horizon Bank, 5.75%, 05/01/30(a)	1,035	1,015,967
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30	5,376	4,809,040
3.80%, 03/15/30	6,694	6,379,737
HSBC Holdings PLC, 4.95%, 03/31/30(a)	6,782	6,824,248
Huntington Bancshares Inc./Ohio, 2.55%, 02/04/30	1,957	1,720,009
Huntington National Bank (The), 5.65%, 01/10/30	2,315	2,366,066
JPMorgan Chase & Co., 8.75%, 09/01/30(a)	1,415	1,688,390
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	3,200	2,740,128
2.56%, 02/25/30	2,542	2,262,644
Northern Trust Corp., 1.95%, 05/01/30	2,535	2,195,815
PNC Financial Services Group Inc. (The), 2.55%,
01/22/30(a)	5,287	4,735,580
State Street Corp., 2.40%, 01/24/30(a)	2,271	2,044,861
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	3,850	3,299,175
2.14%, 09/23/30(a)	2,175	1,854,071
2.75%, 01/15/30	3,264	2,930,333
5.71%, 01/13/30	3,505	3,642,077
5.85%, 07/13/30	1,693	1,771,478
Truist Bank, 2.25%, 03/11/30	3,067	2,621,067
Truist Financial Corp., 1.95%, 06/05/30	2,258	1,921,556
U.S. Bancorp, 1.38%, 07/22/30(a)	3,103	2,570,972
Westpac Banking Corp., 2.65%, 01/16/30(a)	1,752	1,593,672
		74,651,804
Beverages — 2.3%
Anheuser-Busch InBev Worldwide Inc., 3.50%,
06/01/30	4,624	4,387,281
Coca-Cola Co. (The)
1.65%, 06/01/30	3,772	3,232,238
3.45%, 03/25/30(a)	3,251	3,092,461
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30(a)	1,992	1,802,912
Constellation Brands Inc., 2.88%, 05/01/30	1,814	1,636,592
Diageo Capital PLC, 2.00%, 04/29/30	2,773	2,416,102
Keurig Dr Pepper Inc., 3.20%, 05/01/30	1,883	1,735,459
PepsiCo Inc.
1.63%, 05/01/30	2,775	2,378,681
2.75%, 03/19/30	4,077	3,735,715
		24,417,441
Biotechnology — 1.9%
Amgen Inc.
2.45%, 02/21/30	3,570	3,180,465
5.25%, 03/02/30	6,642	6,816,668
Biogen Inc., 2.25%, 05/01/30(a)	4,125	3,589,985
Gilead Sciences Inc., 1.65%, 10/01/30	2,450	2,057,524
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	3,220	2,717,878

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC, 2.20%, 09/02/30	$2,760	$2,357,591
		20,720,111
Building Materials — 1.1%
Carrier Global Corp., 2.72%, 02/15/30	5,362	4,831,545
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 1.75%, 09/15/30(a)	1,705	1,443,532
Martin Marietta Materials Inc., Series CB, 2.50%,
03/15/30	1,364	1,212,926
Masco Corp., 2.00%, 10/01/30	716	605,024
Mohawk Industries Inc., 3.63%, 05/15/30(a)	625	586,906
Owens Corning
3.50%, 02/15/30(b)	170	158,066
3.88%, 06/01/30	1,016	962,107
Vulcan Materials Co., 3.50%, 06/01/30	2,030	1,897,869
		11,697,975
Chemicals — 1.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30	2,463	2,156,707
Celanese U.S. Holdings LLC, 6.55%, 11/15/30	2,710	2,883,272
Dow Chemical Co. (The), 2.10%, 11/15/30(a)	2,505	2,163,876
Ecolab Inc., 4.80%, 03/24/30	1,857	1,885,683
EIDP Inc., 2.30%, 07/15/30	1,318	1,164,852
Linde Inc./CT, 1.10%, 08/10/30	1,590	1,311,215
LYB International Finance III LLC, 2.25%,
10/01/30(a)	1,537	1,333,435
Nutrien Ltd., 2.95%, 05/13/30	1,500	1,357,462
PPG Industries Inc., 2.55%, 06/15/30	605	539,712
Sherwin-Williams Co. (The), 2.30%, 05/15/30	1,410	1,236,279
Westlake Corp., 3.38%, 06/15/30	1,044	964,159
		16,996,652
Commercial Services — 1.6%
Automatic Data Processing Inc., 1.25%, 09/01/30(a)	2,712	2,259,263
Block Financial LLC, 3.88%, 08/15/30(a)	1,895	1,774,056
Emory University, Series 2020, 2.14%, 09/01/30	918	802,746
Equifax Inc., 3.10%, 05/15/30	1,520	1,388,654
Global Payments Inc., 2.90%, 05/15/30	2,495	2,219,841
PayPal Holdings Inc., 2.30%, 06/01/30	2,980	2,627,734
Quanta Services Inc., 2.90%, 10/01/30(a)	2,440	2,189,541
RELX Capital Inc., 3.00%, 05/22/30(a)	2,099	1,925,340
S&P Global Inc., 1.25%, 08/15/30(a)	1,527	1,267,220
Yale University, Series 2020, 1.48%, 04/15/30	1,114	954,311
		17,408,706
Computers — 1.7%
Amdocs Ltd., 2.54%, 06/15/30	1,485	1,304,814
Apple Inc.
1.25%, 08/20/30	2,943	2,469,676
1.65%, 05/11/30	4,267	3,682,994
4.15%, 05/10/30(a)	977	980,185
Dell International LLC/EMC Corp., 6.20%,
07/15/30(a)	2,035	2,170,051
HP Inc., 3.40%, 06/17/30(a)	1,275	1,185,634
International Business Machines Corp., 1.95%,
05/15/30	3,298	2,849,632
Leidos Inc., 4.38%, 05/15/30	1,205	1,160,358
NetApp Inc., 2.70%, 06/22/30	2,084	1,859,073
Teledyne FLIR LLC, 2.50%, 08/01/30	1,092	952,345
		18,614,762
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 2.60%,
04/15/30	2,080	1,862,699
Kenvue Inc., 5.00%, 03/22/30(a)	2,595	2,657,897
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
1.20%, 10/29/30	$3,241	$2,701,743
3.00%, 03/25/30	3,739	3,508,784
Unilever Capital Corp., 1.38%, 09/14/30	1,195	996,733
		11,727,856
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.15%, 09/30/30	2,225	2,349,991
Affiliated Managers Group Inc., 3.30%, 06/15/30	1,147	1,047,429
Air Lease Corp.
3.00%, 02/01/30(a)	1,721	1,560,187
3.13%, 12/01/30(a)	2,005	1,797,559
Brookfield Finance Inc., 4.35%, 04/15/30	2,188	2,124,703
Cboe Global Markets Inc., 1.63%, 12/15/30(a)	1,521	1,271,914
Charles Schwab Corp. (The), 4.63%, 03/22/30(a)	1,662	1,667,309
Franklin Resources Inc., 1.60%, 10/30/30	2,284	1,892,994
Intercontinental Exchange Inc., 2.10%, 06/15/30	3,415	2,966,400
Jefferies Financial Group Inc., 4.15%, 01/23/30	2,727	2,595,920
Mastercard Inc., 3.35%, 03/26/30	3,880	3,676,459
Nomura Holdings Inc.
2.68%, 07/16/30	2,627	2,288,357
3.10%, 01/16/30	4,101	3,699,859
Raymond James Financial Inc., 4.65%, 04/01/30	1,401	1,396,014
Stifel Financial Corp., 4.00%, 05/15/30	1,118	1,053,252
Visa Inc., 2.05%, 04/15/30	4,183	3,683,036
		35,071,383
Electric — 6.7%
AEP Texas Inc., Series I, 2.10%, 07/01/30	1,635	1,397,801
Alabama Power Co., Series 20-A, 1.45%, 09/15/30	1,536	1,286,940
Ameren Illinois Co., 1.55%, 11/15/30(a)	1,065	887,835
American Electric Power Co. Inc., 2.30%, 03/01/30	1,006	875,946
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	2,864	2,721,739
Black Hills Corp., 2.50%, 06/15/30	778	671,749
CenterPoint Energy Inc., 2.95%, 03/01/30	835	755,046
Commonwealth Edison Co., 2.20%, 03/01/30	840	739,810
Consolidated Edison Co. of New York Inc., Series
20A, 3.35%, 04/01/30	1,660	1,559,908
Consumers Energy Co., 4.70%, 01/15/30	605	607,791
Dominion Energy Inc., Series C, 3.38%, 04/01/30	4,149	3,832,408
DTE Electric Co., 2.25%, 03/01/30	1,658	1,467,411
DTE Energy Co., 2.95%, 03/01/30	935	844,027
Duke Energy Carolinas LLC, 2.45%, 02/01/30	1,290	1,154,008
Duke Energy Corp., 2.45%, 06/01/30	2,237	1,972,482
Duke Energy Florida LLC, 1.75%, 06/15/30	1,263	1,074,262
Duke Energy Ohio Inc., 2.13%, 06/01/30	1,000	866,795
Entergy Corp., 2.80%, 06/15/30	1,607	1,439,064
Entergy Louisiana LLC, 1.60%, 12/15/30	753	623,131
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30	1,047	913,629
Eversource Energy, Series R, 1.65%, 08/15/30(a)	1,735	1,437,492
Exelon Corp., 4.05%, 04/15/30	3,292	3,167,895
FirstEnergy Corp.
2.65%, 03/01/30(a)	1,596	1,418,900
Series B, 2.25%, 09/01/30(a)	780	669,530
Florida Power & Light Co., 4.63%, 05/15/30	1,344	1,347,663
Interstate Power & Light Co., 2.30%, 06/01/30	957	837,708
IPALCO Enterprises Inc., 4.25%, 05/01/30	1,385	1,314,160
National Rural Utilities Cooperative Finance Corp.,
2.40%, 03/15/30	1,029	911,936
Nevada Power Co., Series DD, 2.40%, 05/01/30	1,168	1,029,071

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30(a)	$5,251	$4,576,120
5.00%, 02/28/30(a)	1,712	1,733,603
NSTAR Electric Co., 3.95%, 04/01/30(a)	1,085	1,045,375
Ohio Power Co., Series P, 2.60%, 04/01/30(a)	902	803,741
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	889	820,264
3.30%, 03/15/30	669	619,703
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30(a)	1,798	1,623,806
Pacific Gas and Electric Co., 4.55%, 07/01/30	8,038	7,780,804
PacifiCorp., 2.70%, 09/15/30	1,117	990,592
PPL Capital Funding Inc., 4.13%, 04/15/30	853	820,214
Public Service Electric & Gas Co., 2.45%,
01/15/30(a)	954	852,632
Public Service Enterprise Group Inc., 1.60%,
08/15/30	1,157	962,559
Puget Energy Inc., 4.10%, 06/15/30	1,350	1,274,037
San Diego Gas & Electric Co., Series VVV, 1.70%,
10/01/30(a)	2,197	1,852,781
Southern California Edison Co., 2.25%, 06/01/30	1,350	1,172,073
Southern Co. (The), Series A, 3.70%, 04/30/30	2,600	2,451,946
Tucson Electric Power Co., 1.50%, 08/01/30	695	578,602
Union Electric Co., 2.95%, 03/15/30	918	841,603
WEC Energy Group Inc., 1.80%, 10/15/30	1,432	1,196,824
Xcel Energy Inc., 3.40%, 06/01/30	1,567	1,445,196
		71,268,612
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,145	969,052
Emerson Electric Co., 1.95%, 10/15/30	1,040	898,324
		1,867,376
Electronics — 1.0%
Amphenol Corp., 2.80%, 02/15/30	2,423	2,204,099
Flex Ltd., 4.88%, 05/12/30	1,710	1,686,249
Honeywell International Inc.
1.95%, 06/01/30	2,639	2,298,800
4.70%, 02/01/30	1,950	1,961,752
Jabil Inc., 3.60%, 01/15/30	1,523	1,407,741
Tyco Electronics Group SA, 4.63%, 02/01/30	925	925,506
		10,484,147
Environmental Control — 0.5%
Republic Services Inc., 2.30%, 03/01/30(a)	1,502	1,330,081
Waste Connections Inc., 2.60%, 02/01/30	1,651	1,489,349
Waste Management Inc., 4.63%, 02/15/30(a)	2,075	2,084,019
		4,903,449
Food — 2.4%
Campbell Soup Co., 2.38%, 04/24/30	1,530	1,350,266
Conagra Brands Inc., 8.25%, 09/15/30(a)	878	1,027,999
General Mills Inc., 2.88%, 04/15/30	2,215	2,003,692
Hershey Co. (The), 1.70%, 06/01/30	1,128	967,846
Hormel Foods Corp., 1.80%, 06/11/30	2,533	2,180,851
Ingredion Inc., 2.90%, 06/01/30	1,543	1,399,112
J.M. Smucker Co. (The), 2.38%, 03/15/30(a)	1,170	1,035,901
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL, 5.50%, 01/15/30	3,112	3,113,994
Kellanova, 2.10%, 06/01/30	1,602	1,384,092
Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	1,960	1,868,484
Kroger Co. (The), 2.20%, 05/01/30	1,391	1,210,144
McCormick & Co. Inc./MD, 2.50%, 04/15/30	1,575	1,394,889
Mondelez International Inc., 2.75%, 04/13/30(a)	2,215	2,006,211
Security	Par (000)	Value

Food (continued)
Sysco Corp.
2.40%, 02/15/30	$1,425	$1,261,650
5.95%, 04/01/30	2,730	2,886,882
		25,092,013
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30	2,478	2,388,505

Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%,
10/01/30	1,277	1,065,550
NiSource Inc., 3.60%, 05/01/30	2,685	2,522,538
ONE Gas Inc., 2.00%, 05/15/30	757	657,247
Southern California Gas Co., Series XX, 2.55%,
02/01/30	1,831	1,641,359
Southwest Gas Corp., 2.20%, 06/15/30(a)	1,050	907,219
		6,793,913
Hand & Machine Tools — 0.4%
Regal Rexnord Corp., 6.30%, 02/15/30(a)	2,585	2,691,153
Stanley Black & Decker Inc., 2.30%, 03/15/30(a)	2,175	1,898,249
		4,589,402
Health Care - Products — 1.8%
Abbott Laboratories, 1.40%, 06/30/30(a)	1,835	1,561,205
Agilent Technologies Inc., 2.10%, 06/04/30	1,315	1,137,716
Baxter International Inc., 3.95%, 04/01/30(a)	1,567	1,495,455
Boston Scientific Corp., 2.65%, 06/01/30	3,421	3,074,368
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	1,790	1,597,857
GE HealthCare Technologies Inc., 5.86%, 03/15/30	3,317	3,474,358
Smith & Nephew PLC, 2.03%, 10/14/30(a)	2,485	2,106,871
Stryker Corp., 1.95%, 06/15/30(a)	2,877	2,477,645
Thermo Fisher Scientific Inc., 4.98%, 08/10/30	2,237	2,285,193
		19,210,668
Health Care - Services — 3.5%
Advocate Health & Hospitals Corp., Series 2020,
2.21%, 06/15/30(a)	65	57,008
Banner Health, 2.34%, 01/01/30	569	505,988
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30	671	570,859
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	1,010	960,162
Centene Corp.
3.00%, 10/15/30	5,720	5,016,626
3.38%, 02/15/30(a)	4,925	4,458,984
CommonSpirit Health, 2.78%, 10/01/30	877	778,776
Elevance Health Inc., 2.25%, 05/15/30	3,016	2,639,759
HCA Inc., 3.50%, 09/01/30	7,233	6,669,385
Humana Inc., 4.88%, 04/01/30	1,361	1,363,168
Quest Diagnostics Inc., 2.95%, 06/30/30(a)	2,129	1,936,963
Stanford Health Care, Series 2020, 3.31%,
08/15/30(a)	677	631,588
Sutter Health, Series 20A, 2.29%, 08/15/30	1,090	955,489
UnitedHealth Group Inc.
2.00%, 05/15/30	3,310	2,879,203
4.80%, 01/15/30	3,050	3,076,751
5.30%, 02/15/30	3,405	3,527,383
Universal Health Services Inc., 2.65%, 10/15/30	2,060	1,805,516
		37,833,608
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30	970	932,034
NVR Inc., 3.00%, 05/15/30	2,440	2,215,312
		3,147,346

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.4%
Avery Dennison Corp., 2.65%, 04/30/30	$1,100	$979,286
Clorox Co. (The), 1.80%, 05/15/30(a)	1,635	1,396,828
Kimberly-Clark Corp., 3.10%, 03/26/30	2,241	2,093,062
		4,469,176
Insurance — 4.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	825	985,923
Aflac Inc., 3.60%, 04/01/30	2,776	2,619,214
Alleghany Corp., 3.63%, 05/15/30	1,398	1,330,686
Allstate Corp. (The), 1.45%, 12/15/30	1,747	1,426,712
American Financial Group Inc./OH, 5.25%,
04/02/30(a)	728	742,904
American International Group Inc., 3.40%, 06/30/30	1,148	1,063,474
Aon Corp., 2.80%, 05/15/30	2,778	2,500,212
Assurant Inc., 3.70%, 02/22/30	1,055	977,843
Athene Holding Ltd., 6.15%, 04/03/30(a)	1,525	1,606,708
AXA SA, 8.60%, 12/15/30	1,913	2,272,399
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	1,578	1,330,428
1.85%, 03/12/30	1,250	1,093,586
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	1,100	1,128,312
Chubb INA Holdings LLC, 1.38%, 09/15/30	2,500	2,085,123
CNA Financial Corp., 2.05%, 08/15/30	1,265	1,080,252
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	1,720	1,680,599
Fidelity National Financial Inc., 3.40%, 06/15/30	1,765	1,598,045
First American Financial Corp., 4.00%, 05/15/30	1,210	1,119,743
Globe Life Inc., 2.15%, 08/15/30	1,224	1,018,635
Hanover Insurance Group Inc. (The), 2.50%,
09/01/30	828	708,144
Kemper Corp., 2.40%, 09/30/30(a)	1,114	933,045
Lincoln National Corp., 3.05%, 01/15/30(a)	789	717,356
Loews Corp., 3.20%, 05/15/30	1,041	961,205
Marsh & McLennan Companies Inc., 2.25%,
11/15/30	2,059	1,797,984
MetLife Inc., 4.55%, 03/23/30(a)	2,624	2,629,512
Principal Financial Group Inc., 2.13%, 06/15/30	1,809	1,552,014
Progressive Corp. (The), 3.20%, 03/26/30	1,480	1,373,396
Prudential Financial Inc., 2.10%, 03/10/30(a)	1,392	1,218,303
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	1,746	1,604,064
Reinsurance Group of America Inc., 3.15%,
06/15/30	1,725	1,570,789
		42,726,610
Internet — 2.3%
Alphabet Inc., 1.10%, 08/15/30	4,697	3,937,629
Amazon.com Inc., 1.50%, 06/03/30	4,668	3,979,646
Baidu Inc.
2.38%, 10/09/30	320	279,292
3.43%, 04/07/30	560	522,744
Booking Holdings Inc., 4.63%, 04/13/30	3,983	3,997,175
eBay Inc., 2.70%, 03/11/30(a)	2,747	2,474,732
Expedia Group Inc., 3.25%, 02/15/30	3,232	2,975,359
JD.com Inc., 3.38%, 01/14/30(a)	795	741,466
Meta Platforms Inc., 4.80%, 05/15/30	2,615	2,664,581
Tencent Music Entertainment Group, 2.00%,
09/03/30	1,019	866,902
Weibo Corp., 3.38%, 07/08/30(a)	2,087	1,863,246
		24,302,772
Iron & Steel — 0.7%
Nucor Corp., 2.70%, 06/01/30	1,447	1,303,298
Reliance Inc., 2.15%, 08/15/30	1,535	1,316,938
Steel Dynamics Inc., 3.45%, 04/15/30	1,698	1,574,278
Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd., 3.75%, 07/08/30	$3,363	$3,082,546
		7,277,060
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30(a)	1,353	1,399,150
Marriott International Inc./MD, Series FF, 4.63%,
06/15/30(a)	2,663	2,641,800
Sands China Ltd., 4.38%, 06/18/30(a)	1,456	1,352,121
		5,393,071
Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30(a)	2,361	2,143,436
Deere & Co., 3.10%, 04/15/30	1,753	1,628,295
Flowserve Corp., 3.50%, 10/01/30	1,285	1,177,596
IDEX Corp., 3.00%, 05/01/30	1,410	1,272,161
John Deere Capital Corp.
2.45%, 01/09/30	1,362	1,228,852
4.70%, 06/10/30(a)	2,170	2,196,252
Oshkosh Corp., 3.10%, 03/01/30(a)	1,034	939,421
Otis Worldwide Corp., 2.57%, 02/15/30	3,959	3,532,622
		14,118,635
Manufacturing — 0.5%
3M Co., 3.05%, 04/15/30(a)	1,561	1,437,152
Carlisle Companies Inc., 2.75%, 03/01/30	1,937	1,740,358
Textron Inc., 3.00%, 06/01/30	1,745	1,577,247
		4,754,757
Media — 1.9%
Comcast Corp.
2.65%, 02/01/30	4,101	3,711,535
3.40%, 04/01/30	4,264	3,998,285
4.25%, 10/15/30	4,149	4,055,684
Discovery Communications LLC, 3.63%, 05/15/30	2,702	2,384,597
Fox Corp., 3.50%, 04/08/30(a)	1,445	1,344,694
Paramount Global, 7.88%, 07/30/30	1,645	1,743,544
Walt Disney Co. (The), 3.80%, 03/22/30(a)	3,353	3,227,305
		20,465,644
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	1,617	1,438,099
BHP Billiton Finance USA Ltd., 5.25%, 09/08/30(a)	2,165	2,236,919
Freeport-McMoRan Inc.
4.25%, 03/01/30	1,218	1,172,275
4.63%, 08/01/30(a)	1,615	1,577,123
Newmont Corp., 2.25%, 10/01/30	2,837	2,477,811
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%,
05/13/30(b)	1,060	983,184
		9,885,411
Oil & Gas — 4.7%
Apache Corp., 4.25%, 01/15/30(a)	1,385	1,313,727
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	2,735	2,327,767
3.63%, 04/06/30	3,135	2,985,968
Canadian Natural Resources Ltd., 2.95%, 07/15/30	1,535	1,376,077
Chevron Corp., 2.24%, 05/11/30(a)	4,046	3,582,016
Devon Energy Corp., 4.50%, 01/15/30(a)	1,417	1,386,641
Diamondback Energy Inc., 5.15%, 01/30/30	2,245	2,280,254
EOG Resources Inc., 4.38%, 04/15/30	2,135	2,120,571
EQT Corp., 7.00%, 02/01/30(a)	1,928	2,087,517
Exxon Mobil Corp.
2.61%, 10/15/30	5,174	4,647,720
3.48%, 03/19/30	5,255	4,993,467
HF Sinclair Corp., 4.50%, 10/01/30(a)	945	904,128

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
6.63%, 09/01/30(a)	$4,077	$4,362,479
8.88%, 07/15/30	2,295	2,690,766
Ovintiv Inc., 8.13%, 09/15/30	855	981,159
Phillips 66, 2.15%, 12/15/30	2,120	1,815,768
Pioneer Natural Resources Co., 1.90%, 08/15/30	2,592	2,225,223
Shell International Finance BV, 2.75%, 04/06/30	4,870	4,440,389
Tosco Corp., 8.13%, 02/15/30(a)	689	808,446
TotalEnergies Capital International SA, 2.83%,
01/10/30(a)	3,335	3,057,205
		50,387,288
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.49%, 05/01/30	1,300	1,287,699
Halliburton Co., 2.92%, 03/01/30(a)	2,634	2,406,249
Schlumberger Investment SA, 2.65%, 06/26/30(a)	2,251	2,029,379
		5,723,327
Packaging & Containers — 0.6%
Amcor Flexibles North America Inc., 2.63%,
06/19/30	1,365	1,197,885
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(a)(b)	1,685	1,708,137
Sonoco Products Co., 3.13%, 05/01/30	1,710	1,561,243
WestRock MWV LLC, 8.20%, 01/15/30	1,275	1,474,274
		5,941,539
Pharmaceuticals — 5.5%
Astrazeneca Finance LLC, 4.90%, 03/03/30(a)	1,580	1,612,901
AstraZeneca PLC, 1.38%, 08/06/30	3,085	2,582,919
Becton Dickinson and Co., 2.82%, 05/20/30	2,056	1,855,148
Bristol-Myers Squibb Co., 1.45%, 11/13/30(a)	3,255	2,706,972
Cencora Inc., 2.80%, 05/15/30	1,325	1,189,241
Cigna Group (The), 2.40%, 03/15/30	3,764	3,336,346
CVS Health Corp.
1.75%, 08/21/30	3,425	2,855,368
3.75%, 04/01/30(a)	3,961	3,726,859
5.13%, 02/21/30	3,940	3,974,105
Johnson & Johnson, 1.30%, 09/01/30	4,199	3,542,789
Merck & Co. Inc.
1.45%, 06/24/30(a)	3,177	2,683,952
4.30%, 05/17/30(a)	1,930	1,914,608
Novartis Capital Corp., 2.20%, 08/14/30	3,720	3,295,679
Pfizer Inc.
1.70%, 05/28/30	2,654	2,279,084
2.63%, 04/01/30	3,278	2,972,319
Pfizer Investment Enterprises Pte Ltd., 4.65%,
05/19/30	7,685	7,738,818
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	6,424	5,546,238
Viatris Inc., 2.70%, 06/22/30	3,938	3,425,099
Zoetis Inc., 2.00%, 05/15/30(a)	1,965	1,696,851
		58,935,296
Pipelines — 3.8%
DCP Midstream Operating LP, 8.13%, 08/16/30	896	1,037,902
Enbridge Inc., 6.20%, 11/15/30(a)	1,655	1,767,812
Energy Transfer LP
3.75%, 05/15/30	3,812	3,590,716
6.40%, 12/01/30(a)	2,623	2,820,113
Enterprise Products Operating LLC, 2.80%,
01/31/30(a)	3,357	3,061,519
MPLX LP, 2.65%, 08/15/30	3,963	3,499,079
ONEOK Inc.
3.10%, 03/15/30	2,041	1,864,198
Security	Par (000)	Value

Pipelines (continued)
3.25%, 06/01/30(a)	$1,278	$1,172,502
5.80%, 11/01/30(a)	1,334	1,393,809
Plains All American Pipeline LP/PAA Finance Corp.,
3.80%, 09/15/30	1,992	1,864,042
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	5,360	5,256,197
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 03/01/30	2,735	2,741,902
TransCanada PipeLines Ltd., 4.10%, 04/15/30	3,364	3,239,195
Transcontinental Gas Pipe Line Co. LLC, 3.25%,
05/15/30	2,184	2,011,996
Western Midstream Operating LP, 4.05%, 02/01/30	2,918	2,773,820
Williams Companies Inc. (The), 3.50%, 11/15/30	2,267	2,100,785
		40,195,587
Real Estate Investment Trusts — 6.2%
Agree LP, 2.90%, 10/01/30	1,002	883,868
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30	1,270	1,251,069
4.90%, 12/15/30	1,882	1,884,975
American Tower Corp.
1.88%, 10/15/30	2,099	1,756,460
2.10%, 06/15/30	2,068	1,777,545
2.90%, 01/15/30(a)	2,080	1,881,624
AvalonBay Communities Inc., 2.30%, 03/01/30	1,449	1,280,593
Boston Properties LP, 2.90%, 03/15/30	1,974	1,715,134
Brixmor Operating Partnership LP, 4.05%,
07/01/30(a)	2,225	2,112,097
Camden Property Trust, 2.80%, 05/15/30	1,929	1,747,062
Crown Castle Inc., 3.30%, 07/01/30	2,178	1,985,515
CubeSmart LP, 3.00%, 02/15/30(a)	952	860,787
Equinix Inc., 2.15%, 07/15/30	2,787	2,398,369
ERP Operating LP, 2.50%, 02/15/30	1,569	1,401,961
Essex Portfolio LP, 3.00%, 01/15/30	1,592	1,442,485
Extra Space Storage LP
2.20%, 10/15/30	1,080	920,646
5.50%, 07/01/30	1,278	1,316,112
Federal Realty OP LP, 3.50%, 06/01/30	848	784,205
GLP Capital LP/GLP Financing II Inc., 4.00%,
01/15/30(a)	1,711	1,598,047
Healthcare Realty Holdings LP, 3.10%, 02/15/30	1,841	1,645,908
Healthpeak OP LLC, 3.00%, 01/15/30(a)	2,087	1,896,827
Highwoods Realty LP, 3.05%, 02/15/30	775	674,090
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	2,118	1,924,147
Invitation Homes Operating Partnership LP, 5.45%,
08/15/30(a)	1,330	1,360,487
Kilroy Realty LP, 3.05%, 02/15/30	1,405	1,212,753
Kimco Realty OP LLC, 2.70%, 10/01/30	1,208	1,069,522
Kite Realty Group Trust, 4.75%, 09/15/30	1,040	1,019,078
LXP Industrial Trust, 2.70%, 09/15/30	952	823,663
Mid-America Apartments LP, 2.75%, 03/15/30	748	675,963
NNN REIT Inc., 2.50%, 04/15/30	808	708,780
Piedmont Operating Partnership LP, 3.15%,
08/15/30	621	513,280
Prologis LP
1.25%, 10/15/30(a)	1,940	1,587,817
1.75%, 07/01/30	938	797,315
2.25%, 04/15/30	2,551	2,253,089
Realty Income Corp.
3.40%, 01/15/30	1,435	1,339,103
4.85%, 03/15/30	1,575	1,576,513
Regency Centers LP, 3.70%, 06/15/30	1,315	1,236,421
Rexford Industrial Realty LP, 2.13%, 12/01/30	1,123	942,101

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP, 2.65%, 07/15/30(a)	$1,986	$1,771,179
Store Capital LLC, 2.75%, 11/18/30(a)	995	846,595
UDR Inc., 3.20%, 01/15/30	1,635	1,503,789
Ventas Realty LP
3.00%, 01/15/30	1,672	1,511,091
4.75%, 11/15/30(a)	1,078	1,059,462
VICI Properties LP, 4.95%, 02/15/30(a)	2,705	2,661,042
Welltower OP LLC, 3.10%, 01/15/30	2,057	1,884,471
Weyerhaeuser Co., 4.00%, 04/15/30	2,221	2,125,888
		65,618,928
Retail — 3.9%
AutoNation Inc., 4.75%, 06/01/30	1,458	1,426,190
AutoZone Inc., 4.00%, 04/15/30	1,973	1,893,146
Best Buy Co. Inc., 1.95%, 10/01/30(a)	1,830	1,557,522
Costco Wholesale Corp., 1.60%, 04/20/30	4,244	3,644,500
Dollar General Corp., 3.50%, 04/03/30	2,876	2,672,931
Genuine Parts Co., 1.88%, 11/01/30	1,345	1,118,809
Home Depot Inc. (The), 2.70%, 04/15/30	4,211	3,823,592
Lowe’s Companies Inc.
1.70%, 10/15/30	3,495	2,926,590
4.50%, 04/15/30	3,325	3,294,863
McDonald’s Corp.
2.13%, 03/01/30	2,114	1,852,183
3.60%, 07/01/30	2,721	2,572,611
O’Reilly Automotive Inc., 4.20%, 04/01/30	1,475	1,433,724
Starbucks Corp.
2.25%, 03/12/30(a)	1,941	1,709,407
2.55%, 11/15/30	3,050	2,693,014
Target Corp.
2.35%, 02/15/30	2,241	2,008,792
2.65%, 09/15/30(a)	1,127	1,023,062
TJX Companies Inc. (The), 3.88%, 04/15/30	1,498	1,450,577
Tractor Supply Co., 1.75%, 11/01/30	1,613	1,346,815
Walmart Inc.
4.00%, 04/15/30	1,335	1,320,813
7.55%, 02/15/30(a)	1,135	1,328,169
		41,097,310
Semiconductors — 3.0%
Applied Materials Inc., 1.75%, 06/01/30	1,921	1,657,393
Broadcom Inc.
4.15%, 11/15/30	4,920	4,739,571
5.00%, 04/15/30	1,604	1,634,597
Intel Corp.
3.90%, 03/25/30	3,923	3,758,651
5.13%, 02/10/30(a)	3,300	3,376,638
Lam Research Corp., 1.90%, 06/15/30	2,097	1,812,484
Micron Technology Inc., 4.66%, 02/15/30	2,479	2,448,766
NVIDIA Corp., 2.85%, 04/01/30	3,734	3,458,405
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%,
05/01/30	2,602	2,410,574
Qualcomm Inc., 2.15%, 05/20/30	3,332	2,948,754
Texas Instruments Inc., 1.75%, 05/04/30	2,193	1,898,001
Xilinx Inc., 2.38%, 06/01/30	2,234	1,977,745
		32,121,579
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 4.20%,
05/01/30(a)	1,380	1,325,022

Software — 2.5%
Adobe Inc., 2.30%, 02/01/30	3,346	3,000,373
Security	Par (000)	Value

Software (continued)
Autodesk Inc., 2.85%, 01/15/30	$1,362	$1,240,805
Fiserv Inc., 2.65%, 06/01/30	2,555	2,277,261
Intuit Inc., 1.65%, 07/15/30(a)	1,335	1,135,628
Microsoft Corp., 1.35%, 09/15/30	1,069	905,114
Oracle Corp.
2.95%, 04/01/30	8,320	7,560,195
3.25%, 05/15/30	1,333	1,234,268
4.65%, 05/06/30(a)	2,025	2,019,215
Roper Technologies Inc., 2.00%, 06/30/30	1,835	1,570,767
ServiceNow Inc., 1.40%, 09/01/30(a)	4,030	3,366,535
VMware LLC, 4.70%, 05/15/30	2,161	2,138,834
		26,448,995
Telecommunications — 6.4%
America Movil SAB de CV, 2.88%, 05/07/30	2,464	2,219,391
AT&T Inc., 4.30%, 02/15/30	8,445	8,258,588
British Telecommunications PLC, 9.63%, 12/15/30	7,050	8,776,944
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	9,098	10,807,654
Juniper Networks Inc., 2.00%, 12/10/30	1,262	1,049,112
Koninklijke KPN NV, 8.38%, 10/01/30	1,702	1,993,573
Motorola Solutions Inc., 2.30%, 11/15/30	2,598	2,236,704
Telefonica Europe BV, 8.25%, 09/15/30(a)	3,370	3,896,098
T-Mobile USA Inc., 3.88%, 04/15/30	17,503	16,693,703
Verizon Communications Inc.
1.50%, 09/18/30	2,666	2,227,444
1.68%, 10/30/30	3,031	2,524,159
3.15%, 03/22/30(a)	4,061	3,744,846
7.75%, 12/01/30	1,495	1,736,389
Vodafone Group PLC, 7.88%, 02/15/30	2,213	2,547,379
		68,711,984
Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30(a)	1,419	1,237,865
CSX Corp., 2.40%, 02/15/30(a)	1,046	934,404
FedEx Corp., 4.25%, 05/15/30	2,157	2,118,568
Norfolk Southern Corp., 5.05%, 08/01/30(a)	1,540	1,568,457
Union Pacific Corp., 2.40%, 02/05/30	2,012	1,803,668
United Parcel Service Inc., 4.45%, 04/01/30(a)	1,933	1,932,278
		9,595,240
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30	1,283	1,221,129

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30	1,324	1,193,005
Essential Utilities Inc., 2.70%, 04/15/30(a)	1,303	1,162,656
		2,355,661
Total Long-Term Investments — 98.7%
(Cost: $1,042,330,126)		1,052,747,665

Shares

Short-Term Securities

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(c)(d)(e)	69,411,902	69,439,667

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(c)(d)	5,680,000	$5,680,000

Total Short-Term Securities — 7.0%
(Cost: $75,105,563)		75,119,667

Total Investments — 105.7%
(Cost: $1,117,435,689)		1,127,867,332

Liabilities in Excess of Other Assets — (5.7)%		(60,588,469)

Net Assets — 100.0%		$1,067,278,863

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,928,838	$39,514,874	(a)	$—	$(6,971)	$2,926	$69,439,667	69,411,902	$111,176	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	3,970,000	(a)	—	—	—	5,680,000	5,680,000	88,714		—
					$(6,971)	$2,926	$75,119,667		$199,890		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,052,747,665	$—	$1,052,747,665
Short-Term Securities
Money Market Funds	75,119,667	—	—	75,119,667
	$75,119,667	$1,052,747,665	$—	$1,127,867,332

Portfolio Abbreviation

REIT	Real Estate Investment Trust